Software Costs	12 Months Ended
Dec. 31, 2020
Software Costs [Abstract]
SOFTWARE COSTS

NOTE 7 – SOFTWARE COSTS

In January 2018, MassRoots entered into a Master Services Agreement with MEV, LLC (“MEV”) pursuant to which MEV will assist with the development and servicing of the Company’s technology platform, including its mobile applications, business portal and WeedPass. MassRoots has capitalized the billable costs of engineers that were devoted to building the system and developing additional features that enhanced its ability to generate revenue. MassRoots did not capitalize any costs associated with maintenance, user-testing, analysis and planning of the system. The Company has been amortizing these capitalized costs using a straight-line methodology over five years, since July 5, 2018.

During fiscal year 2018, MassRoots paid MEV $521,839 with respect to the development and maintenance of its platform, of which MassRoots capitalized $260,565 in development costs.

During the year ended December 31, 2020 and 2019, MassRoots incurred amortization of software costs of $0 and $38,549, respectively. During the same period, MassRoots incurred impairment of software costs of $0 and $196,315, respectively.